Document and Entity Information	Aug. 01, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	HARTFORD INSURANCE GROUP, INC.
Amendment Flag	false
Entity Central Index Key	0000874766
Document Type	8-K
Document Period End Date	Aug. 01, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-13958
Entity Tax Identification Number	13-3317783
Entity Address, Address Line One	The Hartford Insurance Group
Entity Address, Address Line Two	Inc.
Entity Address, Address Line Three	One Hartford Plaza
Entity Address, City or Town	Hartford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06155
City Area Code	(860)
Local Phone Number	547-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	HIG
Security Exchange Name	NYSE
Deferrable Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.10% Notes due October 1, 2041
Trading Symbol	HIG 41
Security Exchange Name	NYSE
Noncumulative Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing a 1/1,000th Interest in a Share of 6.000% Non-Cumulative Preferred Stock, Series G, par value $0.01 per share
Trading Symbol	HIG PR G
Security Exchange Name	NYSE